OTHER PAYABLES AND ACCRUALS	9 Months Ended
Sep. 30, 2024
Disclosure Of Other Payables And Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS	OTHER PAYABLES AND ACCRUALS

	September 30, 2024	December 31, 2023
	US$’000 (Unaudited)	US$’000
Accrued payroll	39,417	30,974
Accrued expense	99,841	71,462
Other payables	15,080	11,944
Payable for collaboration assets	8,563	16,338
Other tax payables	1,963	2,084
Total	164,864	132,802
Other payables are non-interest-bearing and repayable on demand.